Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information (Unaudited)
Quarterly Financial Information (Unaudited)
The following table sets forth the selected quarterly financial data for the Company ($ in thousands, except per share amounts).

	For the Quarter Ended December 31,	For the Quarter Ended September 30,	For the Period from April 14 to June 30,	For the Period from April 1 to April 13,	For the Quarter Ended March 31,
	The Company			Predecessor
2017:
Revenue	$6,750	$6,256	$4,204	$691	$5,333
Net income (loss)	$(1,344)	$(721)	$(1,604)	$54	$1,792
Earnings per common share data(1):
Net income (loss)
Basic and diluted	$(0.07)	$(0.04)	$(0.25)	N/A	N/A
Weighted average number of common shares
Basic and diluted	18,190	18,190	6,293	N/A	N/A

	For the Quarters Ended
	December 31,	September 30,	June 30,	March 31,
	Predecessor
2016:
Revenue	$7,706	$4,772	$4,672	$4,593
Net income (loss)	$3,699	$949	$1,053	$914
Earnings per common share data(1):
Net income (loss)
Basic and diluted	N/A	N/A	N/A	N/A
Weighted average number of common shares
Basic and diluted	N/A	N/A	N/A	N/A
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(1) The combined statements of operations prior to April 14, 2017 represented the activity of the Predecessor and EPS was not applicable.